CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based compensation expense	¥ (2,743)	$ (386)	¥ (11,384)	¥ (14,113)
Cost of revenues
Share-based compensation expense	(19)	(3)	(244)	(18)
Selling and marketing expenses
Share-based compensation expense	(24)	(3)	(227)	(206)
General and administrative expenses
Share-based compensation expense	(2,551)	(359)	(10,179)	(13,514)
Research and development expenses
Share-based compensation expense	¥ (149)	$ (21)	¥ (734)	¥ (375)